November 1, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bridge Builder Trust (the “Trust”)

Bridge Builder Transition Fund (the “Fund”)

Securities Act Registration No: 333-187194

Investment Company Act Registration No: 811-22811

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on October 25, 2019.

If you have any questions, concerning the foregoing, please contact the undersigned at (314) 515-5242.

/s/ Helge K. Lee
Helge K. Lee Secretary of Bridge Builder Trust

cc:	Evan Posner (via email)